Shareholders' Equity (Details) (USD $)	1 Months Ended		9 Months Ended		12 Months Ended		1 Months Ended
	Nov. 30, 2013	Jan. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012	Aug. 31, 2014	Jul. 31, 2014	May 31, 2014	Apr. 30, 2014	Mar. 31, 2014	Jan. 30, 2014	Oct. 31, 2013	Jun. 30, 2013	Apr. 30, 2013
Shareholders' Equity (Textual)
Preferred stock, shares authorized			350,000		350,000	350,000	350,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Value of shares issued			$ 470,475		$ 528,051
Proceeds from exercise of warrants and options			28,079	184,286	235,975
Charge for common stock issued for collaboration agreement					1,500,000
Fair value of common stock warrants to vendors			(4,775)	0	(4,775)
Additional warrant expenses and charges					4,775	429,902
Warrant issuance expenses representing estimated fair value of services performed					3,654,770
Shares issued to employees under 2011 bonus		16,667
Description Of Purchase Agreement	In addition to the Regular Purchase and provided that the closing price of the common shares is not below $1.50 on the purchase date, the Company in its sole discretion may direct Lincoln Park on each purchase date to purchase on the next stock trading day (Accelerate Purchase Date") additional shares of Company stock up to the lesser of (i) two times the number of shares purchased following a Regular Purchase or (ii) 30% of the trading volume of shares traded on the Accelerated Purchase Date as a price equal to the lesser of the closing sale price on the Accelerated Purchase Date or 95% of the Accelerated Purchase Date's volume weighted average price.
Proceeds from Issuance of Common Stock	600,000		470,475		528,051
Proceed From Common Stock Agreement Gross	383,370
Lincoln Park Capital Fund, Llc [Member]
Shareholders' Equity (Textual)
Value of shares issued					10,000,000
Period for Fusion Capital to purchase common stock
In November 2013, the Company entered into a common stock purchase agreement with Lincoln Park Capital  Fund, LLC (“Lincoln Park”). The Lincoln Park equity facility allows the Company to require Lincoln Park to purchase up to 75,000 shares (“Regular Purchase”) of the Company’s common stock every two business days, up to an aggregate of $10.0 million over approximately a 36-month period depending on certain conditions, including the quoted market price of the Company’s common stock on such date.

Number of shares issued as commitment fee					100,000
Maximum additional commitment shares upon relative proportion of purchases compared to the total commitment					122,070
Value of shares under agreement consist of commitment fee on equity line value draws					750,000
Closeing Price Of Common Shares					$ 2.50
Warrant [Member]
Shareholders' Equity (Textual)
Common stock issued in Unit offering, Shares					5,416,581
Number of common stock issued for stock warrants exercised					(107,143)
Warrant [Member] | Consultant [Member]
Shareholders' Equity (Textual)
Common stock issued in consideration for services performed, Shares					5,000	50,000
Issuance of common stock to vendor, Shares					5,000	50,000
Warrant [Member] | Sigma Tau [Member]
Shareholders' Equity (Textual)
Number of common stock issued for stock warrants exercised							724,873
Common Stock [Member]
Shareholders' Equity (Textual)
Issuance of common stock			43,607		1,034,483			65,115					77,889			1,034,483
Common stock issued in Unit offering, Shares					6,773,995										6,773,995
Number of common stock issued for stock warrants exercised														107,143
Issuance of common stock pursuant to Lincoln Park equity line, Shares			230,743		383,370				76,904		76,907	76,932
Common stock issued for stock options exercised					103,439
Common stock issued in consideration for services performed, Shares			121,000		55,104	46,706
Issuance of common stock to employee, Shares		16,667				16,667
Value of shares issued			231		383
Charge for common stock issued for collaboration agreement			43		1,034
Fair value of common stock warrants to vendors
Common stock upon the execution of an agreement to evaluate										43,067
Common stock upon the exercise of vested stock options									7,500	29,172
Issuance of common stock to vendor, Shares			121,000		55,104	46,706
Shares issued in connection with asset purchase agreement, Shares			1,849,113
Common Stock [Member] | Lincoln Park Capital Fund, Llc [Member]
Shareholders' Equity (Textual)
Issuance of common stock pursuant to Lincoln Park equity line, Shares	383,370